Leases	12 Months Ended
Dec. 31, 2011
Leases
14.	LEASES

The Company entered into an eleven-year lease agreement for office space in Westminster, Colorado, effective January 1, 2001. Lease expense for the years ended December 31, 2011, 2010, and 2009, was $4.6 million, $4.0 million, and $3.9 million, respectively. Sub-lease rental income was $3.8 million, $1.9 million, and $1.5 million for the years ended December 31, 2011, 2010, and 2009, respectively.

The Company does not have future minimum lease payments and sub-lease receipts as of December 31, 2011 as the lease agreement expired on December 31, 2011.